SELECTED STATEMENTS OF OPERATIONS DATA (Financial Expenses Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial income:
Interest from banks	$ 15	$ 20	$ 11
Financial income	15	20	11
Financial expenses:
Interest and bank charges	(108)	(74)	(15)
Interest and accretion of discount on long-term loan			(186)
Revaluation of warrants presented at fair value			(524)
Exchange translation	(221)	(330)	(8)
Other expense	(329)	(404)	(733)
Financial expenses, net	$ (314)	$ (384)	$ (722)